STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		121 Months Ended	124 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,940)	$ (1,297)	$ (5,302)	$ (6,920)	$ (32,385)	$ (34,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6	5	23	21	111	117
Stock-based compensation	339	119	1,254	513	7,335	6,716
Common stock issued for acquisition of license	0	0	0	0	29	29
Warrants issued for financing costs	0	0	0	0	468	468
Change in fair value of derivative liability	0	(235)	(1,096)	50	(86)	(86)
Contributed services	0	0	0	0	774	774
Amortization of debt discount	0	0	0	0	21	21
Increase in operating assets:
Prepaid expenses	16	(78)	(86)	(77)	(163)	(147)
Other assets	0	0	0	(3)	(3)	(3)
Increase in operating liabilities:
Accounts payable and accrued expenses	570	476	500	1,895	3,280	4,808
Cash used in operating activities	(1,009)	(1,010)	(4,707)	(4,521)	(20,619)	(21,628)
Cash flows from investing activities:
Acquisition of office equipment	(2)	(1)	(8)	(7)	(31)	(33)
Acquisition of intangibles	0	0	0	0	(194)	(194)
Cash used in investing activities	(2)	(1)	(8)	(7)	(225)	(227)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	0	1,217	6,217	652	23,844	23,844
Proceeds from exercise of warrants	0	95	405	691	1,221	1,221
Cost of common stock and warrants sold	0	(93)	(665)	0	(739)	(739)
Proceeds from convertible notes - stockholder	0	0	0	0	155	155
Repayments of convertible notes - stockholder	0	0	0	0	(50)	(50)
Cash provided by financing activities	0	1,219	5,957	1,343	24,431	24,431
Net increase (decrease) in cash	(1,011)	208	1,242	(3,185)	3,587	2,576
Cash, beginning of period	3,587	2,345	2,345	5,530	0	0
Cash, end of period	$ 2,576	$ 2,553	$ 3,587	$ 2,345	$ 3,587	$ 2,576